Average Annual Total Returns{- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-12 - Fidelity Advisor® Value Strategies Fund	Fidelity Advisor Value Strategies Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Strategies Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund - Class I Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	25.29%	12.18%	12.84%	22.64%	9.93%	11.11%	16.42%	8.96%	10.13%	27.99%	12.45%	12.86%	30.92%	12.63%	12.82%	33.29%	13.79%	13.80%	28.34%	11.22%	13.44%